As filed with the Securities and Exchange Commission on December 8, 2017
File No. 333-176149
811-04972
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	13	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	638	/X/

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
HARTFORD LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/ /	on [ ] pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/X/	on [January 16, 2018] pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment
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The Prospectus and Statement of Additional Information (including financial statements) are incorporated in Part A of this Post-Effective Amendment No. 13, by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 333-176149), as filed on April 20, 2017.

A Supplement to the Prospectus, dated [January 16], 2018, is included in Part A of this Post-Effective Amendment.

This Post-Effective Amendment No. 13 does not supersede Post-Effective Amendment No. 11 filed on April 20, 2017.

PART A

Supplement Dated [January 16], 2018 to your Prospectus Dated May 1, 2017
This supplement addresses the proposed reorganization of the HIMCO VIT Portfolio Diversifier Fund (the “HIMCO PDF Fund”), a series of HIMCO Variable Insurance Trust (the “HIMCO Trust”). The HIMCO PDF Fund is offered as an investment option under certain variable annuity contracts (“Contracts”) issued by Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company (together “Hartford Life”), including your Contract. The HIMCO PDF Fund is referred to as the “Target Fund.”
This supplement addresses:

•	The proposed reorganization

•	The new investment option

•	Modifications to investment restrictions

•	Other changes that will apply if the proposed reorganization is approved
All capitalized terms not defined herein have the meanings ascribed to them in the Prospectus.
The Proposed Reorganization
At meetings held on September 15, 2017 and December 1, 2017, the Board of Trustees of the HIMCO Trust (the “HIMCO Board”), including the Trustees who are not “interested persons” of the HIMCO Trust, as defined in the 1940 Act, considered and approved an Agreement and Plan of Reorganization for the Target Fund and agreed to submit to shareholders the proposal to approve the Agreement and Plan of Reorganization. As a Contract Holder, you have the right to instruct your insurance company (the legal owner of the Target Fund's outstanding shares) on how to vote the shares of the Target Fund that are attributable to your Contract.
The shareholder meeting of the Target Fund, a series of the HIMCO Trust, will be held on March [ ], 2018 (the “Special Meeting”). The purpose of the Special Meeting is for shareholders of the Target Fund to vote on a proposal that would reorganize the Target Fund into a corresponding series (an “Acquiring Fund”) of BlackRock Variable Series Funds, Inc. (the “Acquiring Fund”) as shown in the table below.

Name of Target Fund and Class of Shares	Name of Acquiring Fund and Class of Shares
HIMCO VIT Portfolio Diversifier Fund Class IB Shares	BlackRock Managed Volatility V.I. Fund Class III Shares

If approved by shareholders of the Target Fund at the Special Meeting, the Reorganization is expected to occur at the close of business on or about [April [20], 2018] ("Closing Date"). Pursuant to the Agreement and Plan of Reorganization, each shareholder of the Target Fund at the time of the Reorganization will receive shares of the corresponding class of shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of that shareholder’s investment in the Target Fund immediately before the Reorganization.
The Reorganization will not cause fees and charges currently being paid under your Contract to be greater after the Reorganization than before the Reorganization, and the net portfolio expense ratio of the Acquiring Fund is expected to be lower than that of the Target Fund immediately following the Reorganization. Neither your rights nor your insurance company’s obligations under your Contract will be altered as a result of the Reorganization. In addition, any transfer of your contract value from a Subaccount investing in the Target Fund as a result of the Reorganization will not be counted against any limitation on the number of transfers that may be performed.
If the proposed reorganization is approved, the HIMCO PDF Fund would cease to exist after the Closing Date. In addition, and as discussed further below, effective at the close of business on the Closing Date:

•	The BlackRock Managed Volatility V.I. Fund would replace the HIMCO PDF Fund as an investment option under the Contracts.

•	Contract Owners with Contract Values allocated to the HIMCO PDF Fund on the Closing Date would have their contract values automatically reallocated to the BlackRock Managed Volatility V.I. Fund.
The proposed reorganization would take place at relative net asset value with no change in the dollar amount of any Contract Values. Contract Owners would not bear any costs as a result of the proposed reorganization, and the proposed reorganization would not result in any tax liability for Contract Owners.

Prior to or after the Closing Date, Contract Owners may reallocate their Contract Values among the investment options available under their Contracts. However, if you own an optional living and/or death benefit rider, please be aware you may be required to comply with investment restrictions in order to maintain your rider. As discussed further below, if the proposed reorganization is approved, investment restrictions under the Contracts will be changed.
New Investment Option
If the proposed reorganization is approved, effective at the close of business on the Closing Date, the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund as an investment option under the Contracts.
In “Appendix C - Fund Data,” the following information is added alphabetically under BlackRock Variable Series Funds, Inc.:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
BlackRock Managed Volatility V.I. Fund - Class III
Seeks a level of current income and degree of stability of principal not normally available from an investment solely in equity securities, as well as the opportunity for capital appreciation greater than is normally available from an investment solely in debt securities
BlackRock Advisors, LLC
Modifications to Investment Restrictions
This portion of the Supplement is applicable ONLY to Contract Owners who own any of the riders listed below (the “Riders”), each of which is subject to investment restrictions:

•	Safety Plus

•	Future6

•	Daily Lock

•	Income Foundation Builder

•	Legacy Lock
If you elected a Rider, your Contract Value allocations are subject to certain investment restrictions. These investment restrictions, which are described in Appendix D of the Prospectus, require you to allocate all Contract Value to a Personal Protection Portfolio. Each of the Personal Protection Portfolios listed in Appendix D currently has a 50% allocation to the HIMCO PDF Fund.
The Personal Protection Portfolios, and particularly the 50% allocation of Contract Value to the HIMCO PDF Fund, are intended to reduce the overall volatility of your investment. As further described in the Prospectus, the Personal Protection Portfolios may fail to manage volatility as intended. In addition, reduced volatility may reduce investment returns that you might have received during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. You should refer to the Prospectus for information about how managed volatility may generally impact your Contract Value and Hartford Life’s obligations.
The HIMCO PDF Fund seeks to manage volatility by providing performance results that generally are negatively correlated to the performance of the other Funds within the Personal Protection Portfolios. Pursuant to its principal investment strategies, the HIMCO PDF Fund invests its assets among equity securities, fixed-income securities, and derivative instruments based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios.
If the Agreement and Plan of Reorganization for the HIMCO PDF Fund is approved, the HIMCO PDF Fund will be reorganized into the BlackRock Managed Volatility V.I. Fund on the Closing Date. The HIMCO PDF Fund will thereafter cease to exist. Your Contract Values allocated to the HIMCO PDF Fund will be automatically reallocated to the BlackRock Managed Volatility V.I. Fund, as previously described.
This automatic reallocation will not violate your investment restrictions because Hartford Life will revise the investment restrictions such that the BlackRock Managed Volatility V.I. Fund will replace the HIMCO PDF Fund within the Personal Protection Portfolios. This means that after the reorganization, each Personal Protection Portfolio will contain an allocation of 50% to the BlackRock Managed Volatility V.I. Fund, as reflected in the attached Revised Appendix D. The revised Personal Protection Portfolios are referred to herein as the “Updated Personal Protection Portfolios.”

If you do not wish to invest in one of the Updated Personal Protection Portfolios after the Closing Date, Hartford Life will also permit you to allocate 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund as shown in the attached Revised Appendix D. You must allocate 100% of your Contract Value to an Updated Personal Protection Portfolio OR 100% of your Contract Value to the BlackRock Managed Volatility V.I. Fund to comply with your Rider’s investment restrictions.
Following the reorganization of the HIMCO PDF Fund, if 100% of your Contract Value is not allocated to either an Updated Personal Protection Portfolio or to the BlackRock Managed Volatility V.I. Fund, your Rider will be terminated. Please refer to the Prospectus for additional information about Rider termination.
The HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund do not seek to manage volatility in the same manner. Unlike the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund does not seek to manage volatility based on Contract Owners’ allocations to the other Funds within the Personal Protection Portfolios. Instead, the BlackRock Managed Volatility V.I. Fund utilizes a volatility control process that is independent of Contract Owners’ allocations of Contract Value. However, like the HIMCO PDF Fund, the BlackRock Managed Volatility V.I. Fund may reduce investment returns that you might receive during favorable market conditions and may mitigate Hartford Life’s guarantee obligations under the Contracts. In addition, the BlackRock Managed Volatility V.I. Fund may fail to achieve its investment objective, which includes managing volatility.
Due to the differences between how the HIMCO PDF Fund and the BlackRock Managed Volatility V.I. Fund seek to manage volatility, Hartford Life expects the Updated Personal Protection Portfolios to be subject to greater volatility than the current Personal Protection Portfolios. If you desire your Contract Value to be subject to less volatility, a 100% allocation to the BlackRock Managed Volatility V.I. Fund may be more appropriate for you. You should consult with your financial professional about which investment options are best for you. Some factors you may consider and discuss with your financial professional when reviewing the Updated Personal Protection Portfolios and the BlackRock Managed Volatility V.I. Fund are: your investment time horizon and risk appetite, the importance of protecting your Contract Values from volatility, the impact that managed volatility may have on your investment returns during favorable market conditions, and the likelihood that you will utilize or realize your Rider benefits.
For a complete description of the investment objectives, principal investment strategies, and principal risks of the HIMCO PDF Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-862-6668, by sending an e-mail to hvitfunds@himco.com, or visiting www.hvitfunds.com/fund-literature. For a complete description of the investment objectives, principal investment strategies, and principal risks of the BlackRock Managed Volatility V.I. Fund, please refer to it's currently effective prospectus, which you can request free of charge by calling 1-800-441-7762; writing to “BlackRock Variable Series Funds, Inc.” at 100 Bellevue Parkway, Wilmington, Delaware 19809; or visiting www.blackrock.com. You may also call Hartford Life at 1-800-862-6668 or visit www.thehartford.com/annuities.
Other Changes
If the proposed reorganization is approved, please note the following changes to the Contracts that may impact you:
DCA, Asset Rebalancing and/or InvestEase® Programs: If you are enrolled in a DCA, Asset Rebalancing and/or InvestEase® Program that includes the HIMCO PDF Fund on the Closing Date, Hartford Life will automatically update your DCA, Asset Rebalancing and/or InvestEase® Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.
Automatic Income Program: If you are enrolled in an Automatic Income Program that includes the HIMCO PDF Fund, it will continue to run without interruption. At the close of business on the Closing Date, all Contract Value in the HIMCO PDF Fund will be automatically transferred to the BlackRock Managed Volatility V.I. Fund. Additionally, Hartford Life will automatically update your existing Automatic Income Program to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. You may provide Hartford Life with alternative instructions at any time prior to the Closing Date.
Allocation Models (Pre-defined or custom “self-select”): If you are invested in an Asset Allocation Model that includes the HIMCO PDF Fund on the Closing Date, the model will be automatically updated to replace the HIMCO PDF Fund with the BlackRock Managed Volatility V.I. Fund. If you are in a “self-select” model and would like to change your selections or you would like to invest in a different model, you may provide Hartford Life with new instructions at any time prior to the Closing Date.

Hartford Life will make the above-referenced changes with respect to the HIMCO PDF Fund only if the reorganization is approved. Please note that the reorganization may or may not be approved.
If you own a Rider, any new instructions provided to Hartford Life must comply with your investment restrictions or your Rider will be terminated without value. Please refer to the Prospectus for additional information about Rider termination.
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The Appendix D - Optional Rider Investment Restrictions portion of your prospectus has been updated and is replaced as follows:
Appendix D - Optional Rider Investment Restrictions
(effective on or about April [23], 2018 subject to approval of the Plan of Reorganization by shareholders of HIMCO VIT PDF Fund)

A. Investment Restrictions For

Daily Lock Income Benefit	Legacy Lock
Future6	Safety Plus

Applicable To The Following Products
Hartford's Personal Retirement Manager Select III
You must choose one of the following models. The models will be re-balanced monthly. For Future6, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.
UPDATED PERSONAL PROTECTION PORTFOLIOS
Series 8076 (formerly Hartford Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Hartford Capital Appreciation HLS Fund	20%
Hartford Dividend and Growth HLS Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8077 (formerly American Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth Fund	20%
American Funds Growth-Income Fund	20%
American Funds International Fund	10%
Total	100%

Series 8078 (formerly Franklin Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Templeton Growth VIP Fund	20%
Franklin Mutual Shares VIP Fund	20%
Franklin Rising Dividends VIP Fund	10%
Total	100%

Series 8079 (formerly Four for Core Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Growth-Income Fund	20%
Invesco V.I. Core Equity Fund	20%
Hartford International Opportunities HLS Fund	10%
Total	100%

Series 8080 (formerly Four for Flexibility Strategy)

BlackRock Managed Volatility V.I. Fund	50%
BlackRock Equity Dividend V.I. Fund	18%
BlackRock Capital Appreciation V.I. Fund	17%
PIMCO Global Dividend Portfolio	15%
Total	100%

Series 8081 (formerly Four for Growth Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Lord Abbett Fundamental Equity Portfolio	20%
American Funds Growth Fund	20%
Invesco V.I. International Growth Fund	10%
Total	100%

Series 8082 (formerly Four for Value Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Funds Blue Chip Income and Growth Fund	20%
Hartford Value HLS Fund	20%
Templeton Foreign VIP Fund	10%
Total	100%

Series 8083 (formerly Diversi-Five Strategy)

BlackRock Managed Volatility V.I. Fund	50%
Fidelity VIP Contrafund Portfolio	20%
Invesco V.I. International Growth Fund	5%
MFS Value Series	20%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8095 (formerly Five for Balance Strategy)

BlackRock Managed Volatility V.I. Fund	50%
American Century VP Value Fund	20%
Putnam VT Growth Opportunities Fund	20%
Invesco V.I. International Growth Fund	5%
Templeton Foreign VIP Fund	5%
Total	100%

Series 8084 (formerly Index Strategy)

BlackRock Managed Volatility V.I. Fund	50%
HIMCO VIT Index Fund	50%
Total	100%

INDIVIDUAL SUB-ACCOUNT
Effective [April 23, 2018], you may choose to allocate 100% of your Sub-Account allocation to the below listed fund:

BlackRock Managed Volatility V.I. Fund

B. Investment Restrictions For
Future5	Maximum Daily Value
Maximum Anniversary Value V
Applicable To The Following Products
Hartford's Personal Retirement Manager Select III
You may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. The Models will be re-balanced quarterly. For Future5, in the event that your Contract Value reduces below the minimum amount rule and you fail to transfer your remaining Contract Value to an approved Sub-Account(s) and/or Programs within ten business days, we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

PORTFOLIO PLANNER ASSET ALLOCATION MODELS
As of May 2, 2016, the following models are available:

Fund	2016 Series 125[1]	2016 Series 126[2]	2016 Series 213[3]	2016 Series 313[4]	2016 Series 413[5]
AB VPS Small/Mid-Cap Value Portfolio	3%	3%	3%	4%	5%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	4%	5%
Hartford Disciplined Equity HLS Fund	4%	5%	6%	7%	8%
Hartford High Yield HLS Fund	14%	17%	18%	17%	14%
Hartford International Opportunities HLS Fund	2%	3%	4%	5%	6%
Hartford Total Return Bond HLS Fund	20%	14%	10%	7%	4%
American Funds New World Fund	3%	4%	6%	7%	9%
Invesco V.I. International Growth Fund	1%	2%	3%	4%	5%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%	5%
MFS Growth Series	4%	6%	7%	8%	8%
MFS New Discovery Series	2%	3%	3%	4%	5%
MFS Total Return Bond Series	20%	15%	11%	7%	5%
Putnam VT Equity Income Fund	5%	6%	7%	8%	9%
Templeton Foreign VIP Fund	2%	2%	3%	4%	5%
Templeton Global Bond VIP Fund	16%	14%	11%	9%	7%
Total	100%	100%	100%	100%	100%
(1) Formerly Ultra Conservative.
(2) Formerly Conservative.
(3) Formerly Balanced.
(4) Formerly Moderate Growth.
(5) Formerly Growth.
INVESTMENT STRATEGIES MODELS
Series 8028 (formerly Hartford Checks and Balances)

Hartford Capital Appreciation HLS Fund	33%
Hartford Dividend and Growth HLS Fund	33%
Hartford Total Return Bond HLS Fund	34%
Total	100%

Series 8029 (formerly Franklin Founding Investment Strategy)

Franklin Income VIP Fund	34%
Franklin Mutual Shares Fund	33%
Templeton Growth VIP Fund	33%
Total	100%

Series 8074 (formerly American Growth Foundation Strategy)

American Funds Bond Fund	30%
American Funds Global Small Capitalization Fund	10%
American Funds Growth Fund	25%
American Funds Growth-Income Fund	20%
American Funds International Fund	15%
Total	100%

Series 8075 (formerly Core Four)

American Funds International Fund	25%
Franklin Income VIP Fund	25%
Hartford Growth Opportunities HLS Fund	25%
Hartford Total Return Bond HLS Fund	25%
Total	100%

INDIVIDUAL SUB-ACCOUNTS:
AB VPS Balanced Wealth Strategy Portfolio	American Funds Bond Fund
BlackRock Global Allocation V.I. Fund	MFS Total Return Bond Series
Invesco V.I. Balanced Risk Allocation Fund	Hartford Ultrashort HLS Fund
MFS Total Return Series	Hartford Total Return Bond Fund
PIMCO All Asset Portfolio	Hartford U.S. Government Securities HLS Fund
PIMCO Global Multi-Asset Managed Allocation Portfolio

This Supplement Should Be Retained With Your Prospectus For Future Reference
HV-7701

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are incorporated by reference in Part A of the Registration Statement
(b)	(1)	Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(2)
	(4)	(a) Form of Individual Flexible Premium Variable Annuity Contract.(3)
	(4)	(b) Liquidity Rider(4)
	(4)	(b) Standard Death Benefit Rider II(4)
	(4)	(d) Return of Premium Death Benefit Rider V(4)
	(4)	(e) Maximum Anniversary Value Death Benefit Rider V(4)
	(4)	(f) Enhanced Return of Premium Death Benefit Rider(4)
	(4)	(g) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Single Life)(4)
	(4)	(h) Guaranteed Minimum Withdrawal Benefit Rider II-2 (Joint Life Spousal) (4)
	(4)	(i) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Single Life)(4)
	(4)	(j) Guaranteed Minimum Withdrawal Benefit Plus Rider II-2 (Joint Life/Spousal)(4)
	(4)	(k) Personal Pension Account Annuity Rider(4)
Personal Pension Account Annuity Rider Endorsement(4)
	(4)	(l) Guaranteed Minimum Accumulation Benefit Plus Rider II(4)
	(5)	Form of Application.(3)
	(6)	(a) Articles of Incorporation of Hartford.(2
	(6)	(b) Amended and Restated Bylaws of Hartford.(7)
	(7)	Reinsurance Agreement dated April 25, 2012.(5)
	(8)	Fund Participation Agreements and Amendments
(a) AllianceBernstein Variable Products Series Fund, Inc.(4)
(b) American Century Investments(4)
(c) American Funds Insurance Series(4)
(d) BlackRock(4)
(e) Fidelity Investments(4)
(f) Franklin Templeton Investments(4)
(g) Hartford HLS Funds(4)
(h) Invesco(4)
(i) Lord Abbett & Co., LLC(4)
(j) MFS Variable Insurance Trust(4)
(k) PIMCO(4)
(l) Putnam Investments, LLC(4)
(m) Wells Fargo Funds Management, LLC(4)

(n) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990.(6)

(o) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(6)
(p) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(6)
(q) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
(r) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001.(6)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP to be filed by Amendment.
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)	Incorporated by reference to the Initial filing to the Registration Statement File No. 333-148564 filed on January 9, 2008.

(2)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement File No. 333-148564 filed on February 9, 2009.

(3)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement File No. 333-181234, filed on July 2, 2012.

(4)	Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 333-176149, filed on April 23, 2012.

(5)	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement File No. 333-176150 filed on May 8, 2012.

(6)	Incorporated by reference to Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.

(7)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

ITEM 25 DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Christopher J. Dagnault (1)	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Matthew J. Poznar	Senior Vice President, Director*
Robert W. Paiano	Executive Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125
* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Filed herein.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of October 31, 2017, there were 38,330 Contract Owners.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - DC Variable Account I
Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten
Hartford Life Insurance Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life Insurance Company - Separate Account VLI
Hartford Life Insurance Company - Separate Account VLII
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hartford Life and Annuity Insurance Company - Separate Account VLI
Hartford Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Diana Benken	Chief Financial Officer, Controller/FINOP
Christopher S. Conner	AML Compliance Officer, Chief Compliance Officer, Privacy Officer, Secretary
Michael Chesman	Senior Vice President, Director of Taxes
Christopher J. Dagnault (1)	President, Chief Executive Officer, Director
Andrew Diaz-Matos	Vice President
Donald C. Hunt	Vice President
Kathleen E. Jorens	Vice President
Diane Krajewski	Director
Sabra R. Purtill	Treasurer
Robert Siracusa	Director
Mark M. Sosha	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at One Hartford Plaza, Hartford, CT 06155.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on December 8, 2017.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (Registrant)

By:	Brion S. Johnson*	*By:	/s/ Lisa Proch
	Brion S. Johnson		Lisa Proch
	President, Chief Executive Officer,		Attorney-in-Fact
Chairman of the Board

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:	Brion S. Johnson*
Brion S. Johnson
President, Chief Executive Officer,
Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Brion S. Johnson, President, Chief Executive Officer,
Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*	*By:	/s/ Lisa Proch
Robert W. Paiano, Senior Vice President, Treasurer, Director*		Lisa Proch
Peter F. Sannizzaro, Senior Vice President, Chief Accounting Officer,		Attorney-in-Fact
Chief Financial Officer	Date:	December 8, 2017

EXHIBIT INDEX
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(26)	Organization Chart
(99)	Power of Attorney